CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Consolidated Statements Of Operations
Revenues	$ 86,218	$ 80,271	$ 327,335	$ 165,991
Cost of revenues	525,328	98,608	1,031,344	473,056
Gross loss	(439,110)	(18,337)	(704,009)	(307,065)
Operating expenses:
Selling, general and administrative expenses	1,223,618	1,073,187	7,443,296	5,168,512
Loss from operations	(1,662,728)	(1,091,524)	(8,147,305)	(5,475,577)
Other income (expense)
Impairment expense	(1,721,760)		(1,721,760)	(1,725,009)
Interest expense	593,414	9,724	(374,331)	(19,040)
Total other income (expense)	593,414	9,724	(2,096,091)	(1,744,049)
Loss before income taxes	(2,256,142)	(1,101,248)	(10,243,396)	(7,219,626)
Income tax provision
Net loss	$ (2,256,142)	$ (1,101,248)	$ (10,243,396)	$ (7,219,626)
Net loss per common share basic and diluted	$ (0.03)	$ (0.02)	$ (0.17)	$ (0.16)
Weighted average common shares outstanding basic and diluted	86,876,957	55,059,804	61,786,169	44,840,743